Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

May 28, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Filing Desk

Re:	Blackstone Real Estate Income Fund

Dear Sir or Madam:

On behalf of Blackstone Real Estate Income Fund (the “Fund”), we hereby submit for filing by direct electronic transmission the Fund’s Registration Statement on Form N-2, File No. 811-22900, under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, to register additional common shares of beneficial interest, $0.001 par value.

Any questions or communications concerning the enclosed materials should be directed to Sarah Cogan of this firm at 212-455-3575.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP

Enclosures